Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

5. Segment Reporting

During February 2024, the Company completed its acquisition of 339 and the property has since been subdivided into two parcels. One parcel is being developed into lots and are available for home construction and the other parcel will be developed into a second phase of lots which should be available for construction early next year.

The addition of the Company’s real estate investment added a new segment; therefore as of December 31, 2024 the Company will operate within two principal business segments: Shepherd’s Finance and 339 and once consolidated the Company reports as Shepherd’s Finance, LLC. Shepherd’s Finance was the one principal business segment as of December 31, 2023. Revenues from Shepherd’s Finance consist primarily of interest and fee income earned on loans. 339’s revenues are primarily related to the sale of land parcels and option fee income. The Company has no other segments.

Our CEO assesses segment performance using operating income as well as comparing capital expenditures, sales prices, sales rates, and development timing to a plan that was created prior to purchase. For 339, we are intending to develop 62 lots, of which 38 are already developed. Of those 38, none were sold as of December 31, 2024. In addition, as of December 31, 2024, we invested a total of $14,975, anticipating another $3,400 in capital expenditures, and relieved the total investment of $2,998 through sales. We recognized $816 in option fee income. We anticipate a majority of the remaining 38 lots will sale during 2025, with the remaining 24 undeveloped lots will be under development or completed by the end of 2025.

The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each segment sales a different product.

Information about reportable segments, and reconciliations of such information to the Consolidated Financial Statements as of December 31, 2024 are described below.

Reconciliation of Consolidated Statements of Operations:

Shepherd’s Finance, LLC

Consolidated Statements of Operations

For the Year Ended December 12/31/2024

(in thousands of dollars)	339 Justabouot Land Company, LLC	Shepherds Finance, LLC	Total

Net Interest and Fee Income
Interest and fee income on loans	$–	$10,198	$10,198
Interest expense:
Interest related to secure borrowings	–	1,297	1,297
Interest related to unsecured borrowings	–	3,564	3,564
Interest expense	$–	$4,861	$4,861

Net interest and fee income	–	5,337	5,337

Less: Provision for credit losses	–	762	762
Net interest and fee income after provision for credit losses	–	4,575	4,575

Non-Interest Income
Gain on foreclosed assets	$–	$–	$–
Revenue from the sale of land parcels	2,998	–	2,998
Option fee income	816	–	816
Other income	–	82	82
Total non-interest income	$3,814	$82	$3,896

Income before non-interest expense	3,814	4,657	8,471

Non-Interest Expense
Selling, general and administrative	$–	$3,061	$3,061
Depreciation and amortization	–	80	80
Loss on foreclosed assets	–	595	595
Cost of land parcels sold	2,998	–	2,998
Total non-interest expense	$2,998	$3,736	$6,734

Net Income	$816	$921	$1,737

Net income attributable to preferred equity holders	$–	$–	$702

Net income attributable to common equity holders	$–	$–	$1,035

Reconciliation of total assets:

(in thousands of dollars)	339 Justabouot Land Company, LLC	Shepherds Finance, LLC	Elimination	Total

Total assets as of December 31, 2024	$11,977	$57,386	$–	$69,363